Bank and Other Borrowings (Details) $ in Thousands												6 Months Ended
	Jun. 01, 2026 USD ($)	Apr. 08, 2026 USD ($)	Mar. 06, 2026 USD ($)	Feb. 24, 2026 USD ($)	Dec. 05, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 20, 2025 USD ($)	May 05, 2025 USD ($)	Feb. 28, 2025 USD ($)	Feb. 24, 2024 USD ($)	Oct. 15, 2020 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 01, 2026 CNY (¥)	Apr. 08, 2026 CNY (¥)	Mar. 06, 2026 CNY (¥)	Feb. 24, 2026 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 05, 2025 CNY (¥)	Sep. 02, 2025 CNY (¥)	Aug. 20, 2025 HKD ($)	May 05, 2025 CNY (¥)	Feb. 28, 2025 CNY (¥)	Feb. 24, 2024 HKD ($)	Oct. 15, 2020 HKD ($)
Bank and Other Borrowings [Line Items]
Loan payables	$ 580	$ 440	$ 100	$ 100		$ 270		$ 1,080	$ 140	$ 100	$ 1,530			¥ 4,000,000	¥ 3	¥ 700,000	$ 1,110,000			¥ 9,500,000	¥ 1,900,000		¥ 8,460,000	¥ 1,000,000	$ 1,110,000	$ 12,000,000
Term of lump-sum payment loan	3 years	3 years	1 year	1 year	1 year			2 years	1 year	1 year	7 years
Monthly installment tenor	3 years						4 years	2 years		12 months	7 years	3 years
Aggregate banking and credit facilities												$ 9,080	$ 71,120,000					$ 9,930	$ 77,290,000
Short-term and long-term bank borrowings												3,030	23,730,000					3,590	27,930,000
Remaining borrowings available for drawdown												$ 6,050	$ 47,440,000					$ 6,340	$ 49,360,000
Mrs. Cheng [Member]
Bank and Other Borrowings [Line Items]
Lump-sum payment			1 year		1 year	0 years			1 year
Samfine SZ [Member]
Bank and Other Borrowings [Line Items]
Loan payables					$ 1,400		$ 1,190															$ 10
Term of lump-sum payment loan							4 years